DEAN WITTER HAWAII MUNICIPAL TRUST          Two World Trade Center, New York,
LETTER TO THE SHAREHOLDERS May 31, 1997     New York 10048


DEAR SHAREHOLDER:

We are pleased to present the semiannual report on the operations of Dean Witter Hawaii Municipal Trust for the six-month period ended May 31, 1997.

A consumer-led acceleration in economic activity developed in the fourth quarter of 1996 and continued into the first quarter of 1997. This contributed to rising interest rates between December and April. On March 25, 1997, the Federal Reserve Board raised the federal-funds rate 25 basis points to 5.50 percent in a preemptive move against a possible acceleration in the rate of inflation. The fixed-income markets recognized that additional rate hikes were possible, but rallied when the Fed left short-term interest rates unchanged at its May meeting.

MUNICIPAL MARKET CONDITIONS

Municipal yields followed the trend of Treasury yields, but were less volatile. Long-term insured revenue bond yields rose from 5.45 percent in


                            BOND YIELDS 1994-1997




        Muni Yields     Treasury Yields
          5.45            6.35
Jan '94   5.29            6.24
          5.64            6.66
          6.19            7.09
          6.24            7.31
          6.23            7.43
          6.31            7.61
          6.15            7.4
          6.17            7.45
          6.42            7.82
          6.66            7.97
          6.99            8
          6.65            7.88
Jan '95   6.42            7.7
          6.12            7.44
          6.07            7.43
          6.05            7.34
          5.84            6.65
          6               6.62
          5.99            6.85
          5.98            6.65
          5.97            6.5
          5.79            6.33
          5.61            6.13
          5.49            5.95
Jan '96   5.42            6.03
          5.55            6.47
          5.89            6.67
          5.94            6.91
          5.99            6.99
          5.86            6.87
          5.77            6.97
          5.82            7.12
          5.71            6.92
          5.6             6.64
          5.45            6.35
          5.56            6.64
Jan '97   5.63            6.79
          5.53            6.8
          5.83            7.1
          5.74            6.96
          5.58            6.91





            Ratio

Dec '93     0.8586
            0.8481
            0.8468
            0.8728
            0.854
            0.8387
Jun '94     0.8293
            0.8314
            0.828
            0.8212
            0.8356
            0.8738
Dec '94     0.8438
            0.834
            0.8222
            0.8167
            0.8245
            0.8784
Jun '95     0.9066
            0.875
            0.8997
            0.9184
            0.915
            0.9151
Dec '95     0.923
            0.8989
            0.8577
            0.8835
            0.8601
            0.8571
Jun '96     0.8529
            0.8278
            0.8176
            0.8248
            0.8431
            0.8583
Dec '96     0.8372
            0.8293
            0.8129
            0.8216
            0.8251
            0.8081

DEAN WITTER HAWAII MUNICIPAL TRUST

November 1996 to a high of 5.85 percent in mid April 1997 before ending May at
5.60 percent. Similarly, yields on one-year municipal notes moved from 3.60 to
3.90 percent over the past six months. The yield curve pick-up by extending maturity from 1 to 30 years was 170 basis points.

The ratio of 30-year insured revenue bond yields to 30-year U.S. Treasury yields declined from 86 percent at the end of November to 81 percent in May 1997. A declining ratio means that municipals have outperformed Treasuries, but have become relatively more expensive. The annual range of the ratio has averaged from 80 to 92 percent over the past three years. New-issue municipal volume was down 5 percent during the first five months of 1997. However, underwriting volume for the full year is expected to exceed bond maturities and redemptions.

PERFORMANCE

Dean Witter Hawaii Municipal Trust's net asset value (NAV) moved from $9.95 to $9.84 over the six-month period ended May 31, 1997. Based on this NAV change plus reinvestment of tax-free dividends totaling $0.29 per share, the Fund's total return for the six-month period was 1.47 percent. The Fund's net assets total $3.8 million.

PORTFOLIO STRUCTURE

Investments were diversified among 11 long-term sectors and 23 credits. The average maturity and call protection were 21 years and 8 years, respectively. Over 80 percent of the Fund's holdings were rated double "A" or better by either Moody's Investor Service or Standard and Poor's Inc. In-state credits represented over 70 percent of the portfolio.


FIVE LARGEST SECTORS AS OF MAY 31, 1997
(% OF NET ASSETS)
TRANSPORTATION      20%
GENERAL OBLIGATION  20%
MORTGAGE            15%
ID/PCR*             14%
HOSPITAL            10%
ALL OTHERS          21%

* Industrial Development/Pollution Control Revenue

Portfolio structure is subject to change.


CREDIT RATINGS AS OF MAY 31, 1997
(% OF TOTAL LONG-TERM PORTFOLIO)
Aaa OR AAA     65%
Aa OR AA       14%
A OR A         14%
Baa OR BBB      7%

As measured by Moody's Investors Service, Inc. or Standard & Poor's Corp.

Portfolio structure is subject to change.

DEAN WITTER HAWAII MUNICIPAL TRUST

LOOKING AHEAD

Since the election year collapse of flat-tax proposals, municipal bonds have improved relative to U.S. Treasury securities. Although tax-free yields are currently somewhat expensive when compared with their historical relationship with Treasury yields, the long-term benefits of tax-exempt income remain intact.

We appreciate your ongoing support of Dean Witter Hawaii Municipal Trust and look forward to continuing to serve your investment needs.

Very truly yours,

/s/ CHARLES A. FIUMEFREDDO
CHARLES A. FIUMEFREDDO
Chairman of the Board

DEAN WITTER HAWAII MUNICIPAL TRUST

RESULTS OF SPECIAL MEETING (unaudited)

                             *         *         *

On May 21, 1997, a special meeting of the Fund's shareholders was held for the purpose of voting on four separate matters, the results of which were as follows:

(1) APPROVAL OF A NEW INVESTMENT MANAGEMENT AGREEMENT BETWEEN THE FUND AND DEAN WITTER INTERCAPITAL INC. IN CONNECTION WITH THE MERGER OF MORGAN STANLEY GROUP INC. WITH DEAN WITTER, DISCOVER & CO.:

           For...............................................................................................   219,630
           Against...........................................................................................         0
           Abstain...........................................................................................    16,554

(2) ELECTION OF TRUSTEES:

Michael Bozic
For............................   220,352
Withheld.......................    15,832

Charles A. Fiumefreddo
For............................   220,352
Withheld.......................    15,832

Edwin J. Garn
For............................   220,352
Withheld.......................    15,832

John R. Haire
For............................   220,352
Withheld.......................    15,832

Wayne E. Hedien
For............................   220,352
Withheld.......................    15,832

Dr. Manuel H. Johnson
For............................   220,352
Withheld.......................    15,832

Michael E. Nugent
For............................   220,352
Withheld.......................    15,832

Philip J. Purcell
For............................   220,352
Withheld.......................    15,832

John L. Schroeder
For............................   220,352
Withheld.......................    15,832

(3) APPROVAL OF A NEW INVESTMENT POLICY WITH RESPECT TO INVESTMENTS IN CERTAIN OTHER INVESTMENT COMPANIES:

           For...............................................................................................   219,630
           Against...........................................................................................         0
           Abstain...........................................................................................    16,554

(4) RATIFICATION OF PRICE WATERHOUSE LLP AS INDEPENDENT ACCOUNTANTS:

           For...............................................................................................   232,679
           Against...........................................................................................         0
           Abstain...........................................................................................     3,505

DEAN WITTER HAWAII MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS May 31, 1997 (unaudited)

PRINCIPAL
AMOUNT IN                                                                                   COUPON     MATURITY
THOUSANDS                                                                                    RATE        DATE         VALUE
------------------------------------------------------------------------------------------------------------------------------
              HAWAII TAX-EXEMPT MUNICIPAL BONDS+ (96.1%)
              General Obligation (20.1%)
              Hawaii,
 $   100       1993 Ser CH..............................................................     6.00%     11/01/10     $  107,154
     200       1996 Ser CM (FGIC).......................................................     6.00      12/01/12        213,580
     150      Honolulu City & County, Ser 1996 A (FGIC).................................     5.50      09/01/15        150,235
     100      Kauai County, Refg 1992 Ser C (AMBAC).....................................     5.15      08/01/00        101,920
     100      Maui County, 1996 Ser A (MBIA)............................................     5.75      06/01/13        102,708
     100      Puerto Rico, Public Improvement Ser 1996..................................     5.50      07/01/17         97,972
 -------                                                                                                            ----------
     750                                                                                                               773,569
 -------                                                                                                            ----------

              Educational Facilities Revenue (3.7%)
     150      University of Puerto Rico, Ser M (MBIA)...................................     5.25      06/01/25        143,232
 -------                                                                                                            ----------

              Electric Revenue (3.7%)
     150      Puerto Rico Electric Power Authority, Power Ser X.........................     5.50      07/01/25        143,590
 -------                                                                                                            ----------

              Hospital Revenue (10.1%)
              Hawaii Department of Budget & Finance,
     200       Kapiolani Health Care Ser 1996...........................................     6.25      07/01/21        206,282
     100       Queens Health 1996 Ser A.................................................     5.875     07/01/11        101,829
      75      Puerto Rico Industrial, Tourist, Educational, Medical & Environmental
               Control Facilities Financing Authority, Hospital Auxilio Mutuo 1995 Ser A
               (MBIA)...................................................................     6.25      07/01/24         78,801
 -------                                                                                                            ----------
     375                                                                                                               386,912
 -------                                                                                                            ----------

              Industrial Development/Pollution Control Revenue (13.5%)
              Hawaii Department of Budget & Finance,
     100       Hawaiian Electric Co Ser 1992 (AMT) (MBIA)...............................     6.55      12/01/22        105,317
     100       Hawaiian Electric Co Ser 1995 A (AMT) (MBIA).............................     6.60      01/01/25        106,247
     200       Hawaiian Electric Co Ser 1996 A (AMT) (MBIA).............................     6.20      05/01/26        205,654
     100      Puerto Rico Ports Authority, American Airlines Inc 1996 Ser A (AMT).......     6.25      06/01/26        101,912
 -------                                                                                                            ----------
     500                                                                                                               519,130
 -------                                                                                                            ----------

              Mortgage Revenue - Multi-Family (5.9%)
              Hawaii Housing Finance & Development Corporation,
     100       Affordable Rental 1995 Ser A.............................................     6.10      07/01/30        100,217
     125       University of Hawaii Faculty Ser 1995 (AMBAC)............................     5.65      10/01/16        125,747
 -------                                                                                                            ----------
     225                                                                                                               225,964
 -------                                                                                                            ----------

              Mortgage Revenue - Single Family (8.9%)
     300      Hawaii Housing Finance & Development Corporation, Purchase 1994 Ser B
               (MBIA)...................................................................     5.90      07/01/27        302,709
      40      Puerto Rico Housing Bank & Finance Agency, GNMA/FNMA Collateralized
               Portfolio I (AMT)........................................................     6.10      10/01/15         40,498
 -------                                                                                                            ----------
     340                                                                                                               343,207
 -------                                                                                                            ----------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER HAWAII MUNICIPAL TRUST

PRINCIPAL
AMOUNT IN                                                                                   COUPON     MATURITY
THOUSANDS                                                                                    RATE        DATE         VALUE
------------------------------------------------------------------------------------------------------------------------------
              Transportation Facilities Revenue (19.5%)
              Hawaii,
 $   200       Airports Third Refg Ser of 1994 (AMT) (AMBAC)............................     5.75%     07/01/09     $  205,398
     300       Harbor Ser 1997 (AMT) (MBIA).............................................     5.75      07/01/17        299,982
     150       Highway Ser 1996.........................................................     5.25      07/01/16        144,737
     100      Puerto Rico Highway & Transportation Authority, Refg Ser V................     5.75      07/01/18         99,030
 -------                                                                                                            ----------
     750                                                                                                               749,147
 -------                                                                                                            ----------

              Water & Sewer Revenue (4.0%)
     150      Honolulu Board of Water Supply, Ser 1996..................................     5.80      07/01/16        152,817
 -------                                                                                                            ----------

              Other Revenue (2.6%)
     100      Puerto Rico Industrial, Tourist, Educational, Medical & Environmental
 -------       Control Facilities Financing Authority, Teachers Retirement 1996 Ser B...     5.50      07/01/16         99,411
                                                                                                                    ----------

              Refunded (4.1%)
     150      Puerto Rico Aqueduct & Sewer Authority, 1988 Ser A........................     7.875     07/01/98++      159,374
 -------                                                                                                            ----------

 $ 3,640      TOTAL HAWAII TAX-EXEMPT MUNICIPAL BONDS (Identified Cost $3,635,019) (a).................    96.1%
 =======                                                                                                             3,696,353

              CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES...........................................     3.9        151,763
                                                                                                          -----     ----------

              NET ASSETS...............................................................................   100.0%    $3,848,116
                                                                                                          =====     ==========

---------------------

     AMT      Alternative Minimum Tax.
      +       Puerto Rico issues represent 25% of net assets.
      ++      Prerefunded to call date shown.
     (a)      The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $62,514 and the aggregate gross unrealized depreciation is $1,180, resulting in net unrealized appreciation of $61,334.

Bond Insurance:
---------------
    AMBAC     AMBAC Indemnity Corporation.
     FGIC     Financial Guaranty Insurance Company.
     MBIA     Municipal Bond Investors Assurance Corporation.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER HAWAII MUNICIPAL TRUST

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
May 31, 1997 (unaudited)
ASSETS:
Investments in securities, at value
 (identified cost $3,635,019)...........................................    $3,696,353
Cash....................................................................        69,153
Receivable for:
    Interest............................................................        81,022
    Shares of beneficial interest sold..................................         2,911
Deferred organizational expenses........................................        36,524
Receivable from affiliate...............................................        11,434
Prepaid expenses........................................................        13,048
                                                                            ----------

    TOTAL ASSETS........................................................     3,910,445
                                                                            ----------

LIABILITIES:
Payable for:
    Dividends to shareholders...........................................         1,096
    Plan of distribution fee............................................           634
Organizational expenses.................................................        36,524
Accrued expenses and other payables.....................................        24,075
                                                                            ----------

    TOTAL LIABILITIES...................................................        62,329
                                                                            ----------

NET ASSETS:
Paid-in-capital.........................................................     3,807,225
Net unrealized appreciation.............................................        61,334
Accumulated undistributed net investment income.........................           548
Accumulated net realized loss...........................................       (20,991)
                                                                            ----------

    NET ASSETS..........................................................    $3,848,116
                                                                            ==========

NET ASSET VALUE PER SHARE,
 390,987 shares outstanding
 (unlimited shares authorized of $ .01 par value).......................         $9.84
                                                                                 =====

MAXIMUM OFFERING PRICE PER SHARE,
 (net asset value plus 3.09% of net asset value)*.......................        $10.14
                                                                                ======

---------------------

* On sales of $100,000 or more the offering price is reduced

        SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER HAWAII MUNICIPAL TRUST

STATEMENT OF OPERATIONS
For the six months ended May 31, 1997 (unaudited)
NET INVESTMENT INCOME:
INTEREST INCOME..........................................................    $ 93,030
                                                                             --------

EXPENSES
Professional fees........................................................      23,014
Shareholder reports and notices..........................................      15,242
Investment management fee................................................       6,127
Organizational expenses..................................................       5,981
Plan of distribution fee.................................................       3,265
Registration fees........................................................       1,436
Transfer agent fees and expenses.........................................       1,279
Other....................................................................       2,059
                                                                             --------
    TOTAL EXPENSES.......................................................      58,403

    LESS: AMOUNTS WAIVED/REIMBURSED......................................     (54,965)

    LESS: EXPENSES OFFSET................................................        (173)
                                                                             --------

    NET EXPENSES.........................................................       3,265
                                                                             --------

    NET INVESTMENT INCOME................................................      89,765
                                                                             --------
NET REALIZED AND UNREALIZED LOSS:
Net realized loss........................................................      (3,249)
Net change in unrealized appreciation....................................     (29,440)
                                                                             --------

    NET LOSS.............................................................     (32,689)
                                                                             --------

NET INCREASE.............................................................    $ 57,076
                                                                             ========

        SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER HAWAII MUNICIPAL TRUST

STATEMENT OF CHANGES IN NET ASSETS
                                                        FOR THE SIX        FOR THE YEAR
                                                        MONTHS ENDED           ENDED
                                                        MAY 31, 1997     NOVEMBER 30, 1996
------------------------------------------------------------------------------------------
                                                        (unaudited)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income...............................     $   89,765         $   120,514
Net realized loss...................................         (3,249)            (18,128)
Net change in unrealized appreciation...............        (29,440)             55,522
                                                         ----------         -----------

    NET INCREASE....................................         57,076             157,908

Dividends from net investment income................        (89,665)           (120,065)
Net increase from transactions in shares of
 beneficial interest................................        655,720           1,676,974
                                                         ----------         -----------

    NET INCREASE....................................        623,131           1,714,817
NET ASSETS:
Beginning of period.................................      3,224,985           1,510,168
                                                         ----------         -----------

    END OF PERIOD
    (Including undistributed net investment income
    of $548 and $919, respectively).................     $3,848,116         $ 3,224,985
                                                         ==========         ===========

        SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER HAWAII MUNICIPAL TRUST

NOTES TO FINANCIAL STATEMENTS May 31, 1997 (unaudited)

1. ORGANIZATION AND ACCOUNTING POLICIES

Dean Witter Hawaii Municipal Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified, open-end management investment company. The Fund's investment objective is to provide a high level of current income which is exempt from both federal and State of Hawaii income taxes consistent with the preservation of capital. The Fund was organized as a Massachusetts business trust on March 14, 1995 and commenced operations on June 16, 1995.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- Portfolio securities are valued by an outside independent pricing service approved by the Trustees. The pricing service has informed the Fund that in valuing the portfolio securities, it uses both a computerized matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the bid side of the market each day. The portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. Short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

DEAN WITTER HAWAII MUNICIPAL TRUST

NOTES TO FINANCIAL STATEMENTS May 31, 1997 (unaudited) continued

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the record date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

E. ORGANIZATIONAL EXPENSES -- Dean Witter InterCapital Inc. (the "Investment Manager") paid the organizational expenses of the Fund in the amount of approximately $60,000 which will be reimbursed for the full amount thereof, exclusive of amounts assumed of $23,442. Such expenses have been deferred and are being amortized on the straight-line method over a period not to exceed five years from the commencement of operations.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, calculated daily and payable monthly, by applying the annual rate of 0.35% to the Fund's daily net assets.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

The Investment Manager has undertaken to assume all operating expenses (excluding plan of distribution fees) and waive the compensation provided for in its Investment Management Agreement until December 31, 1997.

DEAN WITTER HAWAII MUNICIPAL TRUST

NOTES TO FINANCIAL STATEMENTS May 31, 1997 (unaudited) continued

3. PLAN OF DISTRIBUTION

Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager, is the distributor of the Fund's shares and in accordance with a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act finances certain expenses in connection therewith.

Under the Plan, the expenses of certain activities and services provided by Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Investment Manager and Distributor, and others who engage in or support distribution of the Fund's shares or who service shareholder accounts, including overhead and telephone expenses incurred in connection with the distribution of the Fund's shares, are reimbursed.

Reimbursements for these expenses will be made in monthly payments by the Fund to the Distributor, which will in no event exceed an amount equal to a payment at the annual rate of 0.20% of the Fund's average daily net assets during the month. Expenses incurred by the Distributor pursuant to the Plan in any fiscal year will not be reimbursed by the Fund through payments accrued in any subsequent fiscal year. For the six months ended May 31, 1997, the distribution fee was accrued at the annual rate of 0.19%.

The Distributor has informed the Fund that for the six months ended May 31, 1997, it received approximately $18,000 in commissions from the sale of the Fund's shares of beneficial interest. Such commissions are deducted from the proceeds of the shares and are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended May 31, 1997 aggregated $916,655 and $216,235 respectively.

Dean Witter Trust Company, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At May 31, 1997, the Fund had transfer agent fees and expenses payable of approximately $600.

DEAN WITTER HAWAII MUNICIPAL TRUST

NOTES TO FINANCIAL STATEMENTS May 31, 1997 (unaudited) continued

5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:


                                                                                 FOR THE SIX
                                                                                MONTHS ENDED                 FOR THE YEAR
                                                                                MAY 31, 1997                    ENDED
                                                                             -------------------          NOVEMBER 30, 1996
                                                                                 (unaudited)            ----------------------
                                                                             SHARES      AMOUNT         SHARES        AMOUNT
                                                                             ------     --------        -------     ----------
Sold.....................................................................    71,371     $700,151        221,179     $2,156,449
Reinvestment of dividends................................................     5,152       50,340          7,541         73,494
                                                                             ------     --------        -------     ----------
                                                                             76,523      750,491        228,720      2,229,943
Repurchased..............................................................    (9,661)     (94,771)       (57,016)      (552,969)
                                                                             ------     --------        -------     ----------
Net increase.............................................................    66,862     $655,720        171,704     $1,676,974
                                                                             ======     ========        =======     ==========

6. FEDERAL INCOME TAX STATUS

At November 30, 1996, the Fund had a net capital loss carryover of approximately $18,200 which will be available through November 30, 2004 to offset future capital gains to the extent provided by regulations.

DEAN WITTER HAWAII MUNICIPAL TRUST

FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                                                 FOR THE PERIOD
                                                                   FOR THE SIX           FOR THE YEAR            JUNE 16, 1995*
                                                                   MONTHS ENDED              ENDED                   THROUGH
                                                                   MAY 31, 1997        NOVEMBER 30, 1996        NOVEMBER 30, 1995
---------------------------------------------------------------------------------------------------------------------------------
                                                                   (unaudited)
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period...........................       $ 9.95                $  9.91                  $  9.70
                                                                      ------                -------                  -------
Net investment income..........................................         0.29                   0.50                     0.19
Net realized and unrealized gain (loss)........................        (0.11)                  0.04                     0.21
                                                                      ------                -------                  -------
Total from investment operations...............................         0.18                   0.54                     0.40
Less dividends from net investment income......................        (0.29)                 (0.50)                   (0.19)
                                                                      ------                -------                  -------
Net asset value, end of period.................................       $ 9.84                $  9.95                  $  9.91
                                                                      ======                =======                  =======
TOTAL INVESTMENT RETURN+.......................................         1.47%(1)               5.64%                    4.21%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses.......................................................         0.19%(2)(3)            0.19%(3)                 0.20%(2)(3)
Net investment income..........................................         5.13%(2)(3)            5.09%(3)                 4.69%(2)(3)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands........................       $3,848                 $3,225                   $1,510
Portfolio turnover rate........................................            7%(1)                 51%                      14%(1)

---------------------
 *  Commencement of operations.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1) Not annualized.
(2) Annualized.
(3) If the Investment Manager had not assumed expenses and waived the management fee, the expense and net investment income ratios would have been as follows, which reflect the effect of expense offsets as follows:

                                                                                           EXPENSE     NET INVESTMENT     EXPENSE
                                     PERIOD ENDED:                                          RATIO       INCOME RATIO      OFFSET
---------------------------------------------------------------------------------------    -------     --------------     -------
    May 31, 1997.......................................................................     3.34%           1.98%          0.01%
    November 30, 1996*.................................................................     2.69%           2.59%          0.03%
    November 30, 1995*.................................................................     2.70%           2.19%          0.10%

-------------------------
*  After application of the Fund's state expense limitation.

                       SEE NOTES TO FINANCIAL STATEMENTS

                 (This page has been left blank intentionally)

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
John R. Haire
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Barry Fink
Vice President, Secretary and General Counsel

James F. Willison
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT

Dean Witter Trust Company
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS

Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT MANAGER

Dean Witter InterCapital Inc.
Two World Trade Center
New York, New York 10048




The financial statements included herein have been taken from the records of the Fund without examination by the independent accountants and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.





DEAN WITTER
HAWAII MUNICIPAL
TRUST

[PHOTO]

Semiannual Report
May 31, 1997